UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-05216

ELFUN INTERNATIONAL EQUITY FUND

(Exact name of registrant as specified in charter)

1600 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Address of principal executive offices) (Zip code)

GE ASSET MANAGEMENT, INC.

1600 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-242-0134

Date of fiscal year end: 12/31

Date of reporting period: 09/30/13

Item 1.	Schedule of Investments

Elfun International Equity Fund

Schedule of Investments—September 30, 2013 (Unaudited)

Common Stock—93.8%†	Number of Shares	Fair Value
Australia—1.2%
Brambles Ltd.	108,704	$925,973
CSL Ltd.	44,044	2,635,733
		3,561,706
Belgium—0.9%
Anheuser-Busch InBev N.V.	26,279	2,617,431
Canada – 0.6%
Cameco Corp.	43,406	784,594
Cenovus Energy Inc.	36,450	1,090,060
		1,874,654
China—1.5%
Baidu Inc. ADR	27,413	4,253,950	(a)
France—14.0%
AXA S.A.	137,611	3,189,998
BNP Paribas S.A.	92,693	6,273,697
Cap Gemini S.A.	23,776	1,415,148
Essilor International S.A.	25,599	2,754,842
European Aeronautic Defence and Space Company N.V.	34,690	2,211,494
LVMH Moet Hennessy Louis Vuitton S.A.	11,925	2,350,317
Safran S.A.	126,914	7,822,787
Sanofi	26,592	2,698,641
Schneider Electric S.A.	34,561	2,924,438
Technip S.A.	25,226	2,963,635
Total S.A.	53,598	3,112,160
Vallourec S.A.	42,332	2,536,792
		40,253,949
Germany—8.2%
Bayer AG	29,784	3,514,041
Deutsche Bank AG	56,582	2,599,542
Fresenius SE & Company KGaA	20,495	2,547,369
HeidelbergCement AG	52,324	4,037,928
Linde AG	31,061	6,155,497
SAP AG	63,469	4,696,965
		23,551,342
Hong Kong—2.3%
AIA Group Ltd.	1,379,708	6,484,769
India—0.7%
ICICI Bank Ltd.	97,242	1,368,269
Power Grid Corporation of India Ltd.	380,113	598,964
		1,967,233
Italy—1.7%
Intesa Sanpaolo S.p.A.	700,741	1,446,552
Luxottica Group S.p.A.	64,760	3,446,886
		4,893,438

Japan—25.1%
Astellas Pharma Inc.	58,200	2,965,605
Bridgestone Corp.	95,908	3,494,228
East Japan Railway Co.	22,400	1,926,685
FANUC Corp.	21,700	3,584,785
Fast Retailing Company Ltd.	7,066	2,653,575
JGC Corp.	52,985	1,911,510
Kubota Corp.	193,000	2,787,067
Mazda Motor Corp.	309,000	1,376,132	(a)
Mitsubishi Estate Company Ltd.	127,000	3,748,199
Mitsubishi Heavy Industries Ltd.	236,000	1,354,069
Mitsubishi UFJ Financial Group Inc.	730,900	4,670,311
Mitsui Fudosan Company Ltd.	128,624	4,319,145
Murata Manufacturing Company Ltd.	43,997	3,358,344
Rakuten Inc.	296,297	4,484,087
Softbank Corp.	92,999	6,435,294
Sumitomo Mitsui Financial Group Inc.	63,200	3,056,143
The Bank of Yokohama Ltd.	39,990	228,631
Tokio Marine Holdings Inc.	160,100	5,229,254
Toyota Motor Corp.	137,682	8,797,617
Unicharm Corp.	101,300	5,915,404
		72,296,085
Netherlands—1.4%
ING Groep N.V.	359,528	4,064,226	(a)
Norway—1.4%
Subsea 7 S.A.	191,622	3,982,666
South Korea—1.1%
Samsung Electronics Company Ltd.	2,498	3,177,487
Sweden—4.7%
Alfa Laval AB	29,147	703,819
Assa Abloy AB	71,911	3,302,727
Hexagon AB	78,029	2,354,318
Svenska Cellulosa AB	93,455	2,357,072
Telefonaktiebolaget LM Ericsson	369,676	4,920,879
		13,638,815
Switzerland—6.6%
ABB Ltd.	40,518	958,452	(a)
Nestle S.A.	84,804	5,931,825
Roche Holding AG	24,689	6,659,272
Syngenta AG	8,409	3,435,206
The Swatch Group AG	3,255	2,095,007
		19,079,762
Taiwan—1.4%
Taiwan Semiconductor Manufacturing Company Ltd.	1,125,400	3,825,302
Taiwan Semiconductor Manufacturing Company Ltd. ADR	4,615	78,270
		3,903,572

United Kingdom—21.0%
Aggreko PLC	50,691	1,316,707
Barclays PLC	1,005,656	4,323,823
BHP Billiton PLC	118,342	3,487,901	(b)
Capita PLC	160,653	2,591,207
Diageo PLC	169,770	5,402,284
Experian PLC	117,411	2,237,892
GlaxoSmithKline PLC	212,193	5,351,962
HSBC Holdings PLC	594,871	6,448,555
International Consolidated Airlines Group S.A.	424,011	2,322,913	(a)
Kingfisher PLC	318,634	1,991,227
National Grid PLC	209,462	2,477,875
Persimmon PLC	66,073	1,162,004	(a)
Prudential PLC	209,725	3,909,124
Rio Tinto PLC	38,709	1,894,977
Royal Dutch Shell PLC	124,254	4,104,823
Standard Chartered PLC	144,451	3,464,412
Vodafone Group PLC	1,393,190	4,873,242
WPP PLC	152,254	3,131,312
		60,492,240

Total Common Stock (Cost $216,782,514)		270,093,325

Preferred Stock—1.8%
Germany—1.8%
Volkswagen AG (Cost $4,170,827)	21,919	5,170,114

Rights—0.1%
United Kingdom—0.1%
Barclays PLC (Cost $0)	251,414	328,765	(a)

Total Investments in Securities (Cost $220,953,341)		275,592,204

Short-Term Investments—4.0%
GE Institutional Money Market Fund—Investment Class
0.00%
(Cost $11,616,637)		11,616,637	(c,d)

Total Investments (Cost $232,569,978)		287,208,841

Other Assets and Liabilities, net—0.3%		775,050

NET ASSETS—100.0%		$287,983,891

Other Information:

The Fund had the following long futures contracts open at September 30, 2013:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation (Depreciation)
EURO Stoxx 50 Index Futures	December 2013	37	$1,441,949	$375
FTSE 100 Index Futures	December 2013	32	3,331,816	(65,652)
Topix Index Futures	December 2013	19	2,316,790	6,750

				$(58,527)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Non-income producing security.

(b)	At September 30, 2013, all or a portion of this security was pledged to cover collateral requirements for futures, options, forward foreign currency contracts and/or TBA’s.

(c)	Coupon amount represents effective yield.

(d)	GE Asset Management Incorporated (“GEAM”), the investment adviser of the Fund, also serves as investment adviser of the GE Institutional Money Market Fund.

†	Percentages are based on net assets as of September 30, 2013.

Abbreviations:

ADR	American Depository Receipt

TBA	To Be Announced

The Fund was invested in the following sectors at September 30, 2013:

Sector	Percentage (based on Fair Value)
Diversified Financial Services	12.34%
Pharmaceuticals	7.38%
Automobile Manufacturers	5.34%
Wireless Telecommunication Services	3.94%
Life & Health Insurance	3.62%
Aerospace & Defense	3.49%
Integrated Oil & Gas	2.89%
Household Products	2.88%
Industrial Machinery	2.85%
Diversified Real Estate Activities	2.81%
Apparel, Accessories & Luxury Goods	2.75%
Semiconductors	2.47%
Oil & Gas Equipment & Services	2.42%
Electrical Components & Equipment	2.19%
Industrial Gases	2.14%
Packaged Foods & Meats	2.07%
Distillers & Vintners	1.88%
Diversified Metals & Mining	1.87%
Property & Casualty Insurance	1.82%
Communications Equipment	1.71%
Application Software	1.64%
Internet Retail	1.56%
Internet Software & Services	1.48%
Construction Materials	1.41%
Tires & Rubber	1.22%
Fertilizers & Agricultural Chemicals	1.20%
Building Products	1.15%
Multi-Line Insurance	1.11%
Advertising	1.09%
Construction & Farm Machinery	0.97%
Healthcare Supplies	0.96%
Apparel Retail	0.92%
Biotechnology	0.92%
Brewers	0.91%
Diversified Capital Markets	0.91%
Human Resource & Employment Services	0.90%
Healthcare Services	0.89%
Multi-Utilities	0.86%
Electronic Equipment & Instruments	0.82%
Airlines	0.81%
Diversified Support Services	0.78%
Research & Consulting Services	0.78%
Home Improvement Retail	0.69%
Railroads	0.67%
Construction & Engineering	0.67%
IT Consulting & Other Services	0.49%
Home Building	0.40%
Heavy Electrical Equipment	0.33%
Coal & Consumable Fuels	0.27%
Electric Utilities	0.21%
Regional Banks	0.08%

95.96%

Short-Term Investments	Percentage (based on Fair Value)
Short-Term Investments	4.04%

4.04%

100.00%

Security Valuation

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a framework for measuring fair value and providing related disclosures. Broadly, the framework requires fair value to be determined based on the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. In the absence of active markets for the identical assets or liabilities, such measurements involve developing assumptions based on market observable data and, in the absence of such data, internal information that is consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date. It also establishes a three-level valuation hierarchy based upon observable and non-observable inputs.

Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. Preference is given to observable inputs. These two types of inputs create the following fair value hierarchy:

Level 1—Quoted prices for identical investments in active markets.

Level 2—Quoted prices for similar investments in active markets; quoted prices for identical or similar investments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3—Significant inputs to the valuation model are unobservable.

Policies and procedures are maintained to value investments using the best and most relevant data available. In addition, pricing vendors are utilized to assist in valuing investments. GEAM performs periodic reviews of the methodologies used by independent pricing services including price validation of individual securities.

Fair Value Measurement

The following section describes the valuation methodologies the Funds use to measure different financial investments at fair value.

A Fund’s portfolio securities are valued generally on the basis of market quotations. Equity securities generally are valued at the last reported sale price on the primary market in which they are traded. Portfolio securities listed on NASDAQ are valued using the NASDAQ Official Closing Price. Level 1 securities primarily include publicly-traded equity securities, which may not necessarily represent the last sales price. If no sales occurred on the exchange or NASDAQ that day, the portfolio security generally is valued using the last reported bid price. In those circumstances the Fund classifies the investment securities in Level 2.

Short-term securities of sufficient credit quality with remaining maturities of sixty days or less at the time of purchase are typically valued on the basis of amortized cost which approximates fair value and these are included in Level 2. If it is determined that amortized cost does not approximate fair value, securities may be valued based on dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Funds with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are classified in Level 3.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Funds’ Board of Directors that are designed to establish its “fair” value. These securities are typically classified in Level 3. Those procedures require that the fair value of a security be established by a valuation committee of GEAM. The valuation committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment of any Fund in the appropriate circumstances.

Foreign securities may be valued with the assistance of an independent fair value pricing service in circumstances where it is believed that they have been or would be materially affected by events occurring after the close of the portfolio security’s primary market and before the close of regular trading on the NYSE. In these circumstances the Funds classify the investment securities in Level 2. This independent fair value pricing service uses a proprietary model to identify affected securities, taking into consideration various factors, and the fair value of such securities may be something other than the last available quotation or other market price.

All assets and liabilities of the Funds initially expressed in foreign currency values will be converted into U.S. dollars at the WM/Reuters exchange rate computed at 11:00 a.m. Eastern time.

Fair value determinations generally are used for securities whose value is affected by a significant event that will materially affect the value of a security and which occurs subsequent to the time of the close of the principal market on which such security trades but prior to the calculation of the Funds’ NAV.

The value established for such a portfolio security valued other than by use of a market quotation (as described above) may be different than what would be produced through the use of market quotations or another methodology. Portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that a Fund could sell a portfolio security for the value established for it at any time and it is possible that a Fund could incur a loss because a portfolio security is sold at a discount to its established value.

Other financial investments are derivative instruments that are not reflected in total investments, such as futures, forwards, swaps, and written options contracts, which are valued based on fair value as discussed above.

The Funds use closing prices for derivatives included in Level 1, which are traded either on exchanges or liquid over-the counter markets. Derivative assets and liabilities included in Level 2 primarily represent interest rate swaps, cross-currency swaps and foreign currency and commodity forward and option contracts. Derivative assets and liabilities included in Level 3 primarily represent interest rate products that contain embedded optionality or prepayment features.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table presents the Fund’s investments measured at fair value on a recurring basis at September 30, 2013:

Fund	Investments	Level 1	Level 2	Level 3	Total
Elfun International Equity Fund	Investments in Securities†
	Common Stock	$270,093,325	$—	$—	$270,093,325
	Preferred Stocks	5,170,114	—	—	5,170,114
	Rights	328,765	—	—	328,765
	Short-Term Investments	11,616,637	—	—	11,616,637

	Total Investments in Securities	$287,208,841	$—	$—	$287,208,841

	Other Financial Instruments*
	Futures Contracts—Unrealized Appreciation	$7,125	$—	$—	$7,125
	Futures Contracts—Unrealized Depreciation	(65,652)	—	—	(65,652)

	Total Other Financial Instruments	$(58,527)	$—	$—	$(58,527)

†	See Schedule of Investments for Industry Classification

*	Other financial instruments include derivative instruments such as futures contracts. Amounts shown represent unrealized appreciation (depreciation), at period end.

The Fund utilized the fair value pricing service on December 31, 2012 due to events occurring after the close of foreign local markets and before the close of regular trading on the NYSE. This resulted in certain foreign securities being classified as Level 2 at the beginning of the period which were classified as Level 1 at September 30, 2013. The value of securities that were transferred to Level 1 from Level 2 as a result was $200,508,800.

There were no other transfers between fair value levels during the period. Transfers between fair value levels are considered to occur at the beginning of the period.

INCOME TAXES

At September 30, 2013, information on the tax cost of investments was as follows:

Fund	Cost of Investment for Tax Purposes	Gross Tax Appreciation	Gross Tax Depreciation	Net Tax Appreciation/ (Depreciation)
Elfun International Equity Fund	$232,569,978	$57,624,418	$(2,985,555)	$54,638,863

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant’s disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.

(b) There were no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached: EX-99 CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Elfun International Equity Fund

By:	/s/ DMITRI L. STOCKTON
Dmitri L. Stockton
Trustee, President and Chief Executive Officer
GE Asset Management Incorporated

Date: November 21, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ DMITRI L. STOCKTON
Dmitri L. Stockton
Trustee, President and Chief Executive Officer
GE Asset Management Incorporated

Date: November 21, 2013

By:	/s/ ARTHUR A. JENSEN
Arthur A. Jensen
Treasurer, Elfun Funds

Date: November 21, 2013